Subsequent Events - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended						1 Months Ended										1 Months Ended
	Mar. 27, 2013 USD ($)	Feb. 12, 2013	Feb. 06, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 06, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] ExOne Holding [Member] sqft	Aug. 01, 2013 Subsequent Event [Member] ExOne Holding [Member] USD ($) sqm	Aug. 01, 2013 Subsequent Event [Member] ExOne Holding [Member] EUR (€)	Aug. 14, 2013 Subsequent Event [Member] ExOne Holding [Member] USD ($)	Aug. 14, 2013 Subsequent Event [Member] ExOne Holding [Member] EUR (€)	Mar. 27, 2013 Subsequent Event [Member] Troy Metal Fabricating, LLC [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Troy Metal Fabricating, LLC [Member] Return Of Capital [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Lone Star Metal Fabrication, LLC [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Variable Interest Entities [Member] USD ($)	Feb. 14, 2013 Subsequent Event [Member] Notes Payable, Other Payables [Member] USD ($)	Feb. 06, 2013 Subsequent Event [Member] Common Stock [Member] USD ($)	Jan. 24, 2013 Subsequent Event [Member] 2013 Equity Incentive Plan [Member]	Jan. 24, 2013 Subsequent Event [Member] 2013 Equity Incentive Plan [Member] ISOs [Member] USD ($)	Jan. 23, 2013 Subsequent Event [Member] Dividend Paid [Member] USD ($)	Jan. 01, 2013 Subsequent Event [Member] Deferred Income Tax Charge [Member] USD ($)	Feb. 06, 2013 Subsequent Event [Member] Conversion Of Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred shares into common shares, ratio		9.5																							9.5
Conversion of common units		1,998,275							1,998,275																1,998,275
Net initial deferred tax asset						$ 410																		$ 213
Percentage valuation allowance of net deferred tax asset established						100.00%																		100.00%
Accrued dividend																							1,437
Dividend settled in cash				456																			304
Dividend converted to additional amounts due under the demand note payable																							1,133
Common stock reserved for issuance																					500,000
Description of automatic increases in reserve available each year																					In connection with the adoption of the Plan, 500,000 shares of common stock were reserved for issuance pursuant to the Plan, with automatic increases in such reserve available each year annually on January 1 from 2014 through 2023 equal to the lesser of (i) 3.0% of the total outstanding shares of common stock as of December 31 of the immediately preceding year or (ii) a number of shares of common stock determined by the Board of Directors, provided that the maximum number of shares authorized under the Plan will not exceed 1,992,242 shares, subject to certain adjustments.
Number of Shares authorized																					1,992,242	180,000
IPO offering price			$ 18.00																	$ 18.00		$ 18.00
Awards vesting period																						3 years
Expire date																						Feb. 06, 2023
Common stock, initial public offering commencement			6,095,000																	6,095,000
Aggregate offering price				90,371																109,710
Net proceeds of initial public offering			90,371	50,000		50,000														91,996
Offering expenses paid						720														1,600
Payment on demand note payable to member																			9,800
Repayment of tote payable to unrelated party				9,885	(5,479)	(8,629)	(3,939)	(12,290)											300
Payments to acquire assets															1,900	1,400	200
Repayment of outstanding debt	4,700			4,700														4,700
Aggregate amount for purchase											3,900	3,000
Area of real estate property											14,319	14,319
Option expiration date											Dec. 31, 2016	Dec. 31, 2016
Area of real estate property										150,700
Area of real estate property										27,600
Total estimated cost													$ 20,000	€ 15,400